Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2021
Property, plant and equipment
Summary of property, plant and equipment

Computer
equipment
$
Cost
At 1 January 2019	—
Additions	5,383
Foreign exchange on translation	—
At 30 September 2019	5,383
At 1 October 2019	5,383
Additions	26,306
Foreign exchange on translation	246
At 30 September 2020	31,935
At 1 October 2020	31,935
Additions	222,654
Foreign exchange on translation	1,369
At 30 September 2021	255,958
Depreciation
At 1 January 2019	—
Charge	(308)
Foreign exchange on translation	9
At 30 September 2019	(299)
At 1 October 2019	(299)
Charge	(4,787)
Foreign exchange on translation	(75)
At 30 September 2020	(5,161)
At 1 October 2020	(5,161)
Charge	(52,550)
Foreign exchange on translation	601
At 30 September 2021	(57,110)
Net Book Value
At 30 September 2021	198,848
At 30 September 2020	26,774
At 30 September 2019	5,084